[TEXT]

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Steele & Company, LTD.
Address:  32 W. Hoster Street, Suite 250
          Columbus, OH 43215

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information conatained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael B. Steele
Title:    General Partner
Phone:    614-461-5901
Signature, Place, and Date of Signing:

     /s/ Michael B. Steele     Columbus, Ohio     May 12, 2000


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT

[   ]     13F NOTICE

[   ]     13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: N/A



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 33
Form 13F Information Table Value Total: 128,290,000

List of Other Included Managers:   N/A

No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecom                    COM              000886101     7140 132530.000SH      SOLE                                 132530.000
AFLAC                          COM              001055102     5075 111387.000SH      SOLE                                 111387.000
Amer Int'l Group               COM              026874107     5150 47036.000SH       SOLE                                  47036.000
Automatic Data                 COM              053015103     4219 87440.000SH       SOLE                                  87440.000
Bank One                       COM              06423A103     5602 162970.000SH      SOLE                                 162970.000
Cardinal Health                COM              14149Y108     4545 99066.000SH       SOLE                                  99066.000
Cisco Systems                  COM              17275R102     6876 88935.000SH       SOLE                                  88935.000
Citigroup                      COM              172967101     5152 86054.000SH       SOLE                                  86054.000
Dycom Industries               COM              267475101     5995 122983.000SH      SOLE                                 122983.000
EMC Corp                       COM              268648102     5993 47560.000SH       SOLE                                  47560.000
Ericson L M Tel ADR            COM              294821400     1232 13130.000SH       SOLE                                  13130.000
Fastenal                       COM              311900104     5119 106915.000SH      SOLE                                 106915.000
General Electric               COM              369604103     5469 35140.000SH       SOLE                                  35140.000
Guidant                        COM              401698105      299 5075.000 SH       SOLE                                   5075.000
Huntington Bncshrs             COM              446150104      320 14310.000SH       SOLE                                  14310.000
IBM                            COM              459200101     5478 46325.000SH       SOLE                                  46325.000
Intel                          COM              485140100     6427 48715.000SH       SOLE                                  48715.000
Lexmark Int'l Gp A             COM              529771107     4819 45570.000SH       SOLE                                  45570.000
Lucent Technolgies             COM              549463107     4032 65040.000SH       SOLE                                  65040.000
MCI WorldCom                   COM              55268B106     4957 109387.000SH      SOLE                                 109387.000
Microsoft                      COM              594918104     4481 42173.000SH       SOLE                                  42173.000
NEXTEL Comm                    COM              65332v103     1213 8180.000 SH       SOLE                                   8180.000
Nokia Corp                     COM              654902204     1374 6190.000 SH       SOLE                                   6190.000
Nortel Networks                COM              656568102     1511 11990.000SH       SOLE                                  11990.000
Oracle Systems                 COM              68389x105     1282 16420.000SH       SOLE                                  16420.000
Paychex                        COM              704326107     6255 119420.000SH      SOLE                                 119420.000
QUALCOMM Inc                   COM              747525103     1754 11750.000SH       SOLE                                  11750.000
Sealed Air Corp                COM              812115103     5115 94175.000SH       SOLE                                  94175.000
Sun Microsystems               COM              866810104     1293 13795.000SH       SOLE                                  13795.000
Thermo Instr/ASE               COM              883559106     1332 63259.000SH       SOLE                                  63259.000
Tyco International             COM              902124106     5894 117580.000SH      SOLE                                 117580.000
Vodafone Grp ADR               COM              92857t107     1129 20325.000SH       SOLE                                  20325.000
Wendy's                        COM              950590109      766 37950.000SH       SOLE                                  37950.000